Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

April 2, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Medalist Partners MBS Total Return Fund (S000041568)
Medalist Partners Short Duration Fund (S000044807)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Medalist Partners MBS Total Return Fund and Medalist Partners Short Duration Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated March 29, 2024, and filed electronically as Post-Effective Amendment No. 1144 to the Trust’s Registration Statement on Form N‑1A on March 28, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7235 or lillian.kabakali1@usbank.com.

Sincerely,

/s/ Lillian A. Kabakali
Lillian A. Kabakali
Secretary
Advisors Series Trust

Enclosures